Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Interest income	₩ 53,378	₩ 69,020	₩ 60,106
Foreign currency gain	135,006	160,989	210,890
Gain on disposal of investments in equity accounted investees	4,531		3,669
Reversal of impairment loss of investments in equity accounted investees	1,744	802
Gain on transaction of derivatives	21,752	2,075	3,106
Gain on valuation of derivatives	59,781	13,059	1,070
Gain on disposal of available-for-sale financial assets			8
Gain on disposal of financial asset at fair value through profit or loss	138
Gain on valuation of financial asset at fair value through profit or loss	402	8,186	170
Finance income	276,732	254,131	279,019
Finance costs
Interest expense	172,750	80,517	90,538
Foreign currency loss	154,421	184,309	126,642
Loss on disposal of investments in equity accounted investees		595	42,112
Loss on impairment of investments in equity accounted investees	5,123	17,397	4,234
Loss on sale of trade accounts and notes receivable	19,728	13,361	784
Loss on transaction of derivatives		49	514
Loss on valuation of derivatives	17,999	26,600
Loss on impairment of available-for-sale financial assets			1,948
Loss on valuation of financial asset at fair value through profit or loss	4,630	225
Loss on valuation of financial liabilities at fair value through profit or loss	56,384
Others	12,212	3,840	2,084
Finance costs	₩ 443,247	₩ 326,893	₩ 268,856